Business Combinations and Investments	12 Months Ended
Dec. 31, 2011
Business Combinations [Abstract]
Business Combination and Investments [Text Block]
BUSINESS COMBINATIONS AND INVESTMENTS

2011 Acquisitions and Investments

•	Acquisition of Radiant on August 24, 2011, as described below.

2010 Acquisitions and Investments

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1% minority investment in ViVOtech Inc. on March 18, 2010, bringing the Company’s total investment in ViVOtech Inc. at that time to 6%. This additional investment was recorded as a cost method investment.

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17% minority investment in Document Capture Technologies Inc. (DCT), a provider of imaging technology solutions on August 5, 2010. DCT’s product is designed to facilitate the way information is stored, shared and managed for business and personal use. The Company recorded this transaction as an equity method investment.

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8% minority investment in MOD Systems Inc. on August 20, 2010, bringing the Company’s total investment in MOD Systems Inc. to 16%. Of this additional investment, 5% was recorded as an equity method investment and 3% was recorded as a cost method investment.

•	Acquisition of Mobiqa Limited on October 15, 2010, to enhance NCR’s self-service portfolio by incorporating mobile content optimization into the Company’s products.

2009 Acquisitions and Investments

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Acquisition of the remaining 80.4% interest in TNR Holdings Corporation (TNR) on April 21, 2009 which provided the Company with access to additional markets for its DVD kiosks and enhanced kiosk technologies.

•	Acquisition of Netkey, Inc. on October 31, 2009, to extend NCR’s self-service portfolio into the digital media merchandising market.

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Acquisition of DVDPlay on December 8, 2009, to extend NCR’s self-service portfolio in the entertainment line of business by increasing our DVD kiosk installations and enabling expansion into new markets.

Acquisition of Radiant Systems, Inc.

Description of Transaction
On August 24, 2011, NCR completed the acquisition of Radiant. The acquisition was completed through a successful tender offer and subsequent merger, with Radiant becoming a wholly-owned subsidiary of NCR. The total equity purchase price was approximately $1.2 billion.

Radiant was a leading provider of technology solutions for managing site operations in the hospitality and specialty retail industries, and is operated within NCR as a separate line of business. NCR believes that the acquisition will permit expansion into higher-margin adjacencies and new industry segments, and provide opportunities for future growth through the combination of NCR's global reach and services capabilities with Radiant's advanced software and strong channel partner network.

In connection with the acquisition, on August 22, 2011, NCR entered into a new $1.4 billion senior secured credit facility with and among a syndicate of lenders with JPMorgan Chase Bank, N.A., as the administrative agent. The secured credit facility consists of a term loan facility in the amount of $700 million and a revolving facility in the amount of $700 million, of which $1.1 billion was drawn to fund the acquisition. See Note 5, "Debt Obligations," for additional information.
Recording of Assets Acquired and Liabilities Assumed in Radiant Acquisition
The fair value of consideration transferred to acquire Radiant was allocated to the identifiable assets acquired and liabilities assumed based upon their fair values as of the date of the acquisition as set forth below. This allocation is final as of December 31, 2011.

In millions
Purchase Consideration	Net Tangible Assets Acquired/(Liabilities Assumed)	Purchased Intangible Assets	Goodwill
$1,206	$78	$319	$809
Goodwill represents the future economic benefits arising from other assets acquired that could not be individually identified and separately recognized. The goodwill arising from the acquisition consists of the revenue and cost synergies expected from combining the operations of NCR and Radiant. It is expected that approximately $73 million of the goodwill recognized in connection with the acquisition will be deductible for tax purposes. The goodwill arising from the acquisition has been allocated as follows: approximately $624 million to the Hospitality and Specialty Retail segment; $86 million to the Financial Services segment; and $99 million to the Retail Solutions segment.

See Note 4, "Goodwill and Other Long-Lived Assets," for additional information related to the carrying amounts of goodwill by segment.

The intangible assets acquired in the acquisition include the following:

	Estimated Fair Value	Weighted Average Amortization Period(1)
	(In millions)	(years)
Reseller Network	$88	13
Technology - Software and Hardware	106	6
Trademarks	48	9
Direct customer relationships	74	15
Noncompete agreements	2	2
Internally developed software	1	2
Total acquired intangible assets	$319

(1)
Determination of the weighted average amortization period of the individual categories of intangible assets was based on the nature of the applicable intangible asset and the expected future cash flows to be derived from the intangible asset. Amortization of intangible assets with definite lives is recognized over the period of time the assets are expected to contribute to future cash flows.

The Company has incurred a total of $30 million of transaction expenses to date relating to the acquisition, which are included in selling, general and administrative expenses in the results of operations for the year ended December 31, 2011. See Note 12, "Segment Information and Concentrations," for additional information related to revenues and operating income reported by segment.
Unaudited Pro forma Information
The following unaudited pro forma information presents the consolidated results of NCR and Radiant for the year ended December 31, 2011 and 2010, with adjustments to give effect to pro forma events that are directly attributable to the acquisition and have a continuing impact, as well as to exclude the impact of pro forma events that are directly attributable to the acquisition and are one-time in nature. The unaudited pro forma information is presented for illustrative purposes only. It is not necessarily indicative of the results of operations of future periods, or the results of operations that actually would have been realized had the entities been a single company during the periods presented or the results that the combined company will experience after the acquisition. The unaudited pro forma information does not give effect to the potential impact of current financial conditions, regulatory matters or any anticipated synergies, operating efficiencies or cost savings that may be associated with the acquisition. The unaudited pro forma information also does not include any integration costs or remaining future transaction costs that the companies may incur related to the acquisition as part of combining the operations of the companies.
The unaudited pro forma consolidated results of operations, assuming the acquisition had occurred on January 1, 2010, are as follows:

In millions	Year ended December 31, 2011	Year ended December 31, 2010
Revenue	$5,538	$5,057
Net income attributable to NCR	$64	$102

2010 and 2009 Acquisitions

Goodwill recognized in the Company's 2010 acquisition was $14 million, none of which is expected to be deductible for tax purposes. Goodwill recognized in the acquisitions completed in 2009 amounted to $15 million, of which, $11 million is expected to be fully deductible for tax purposes.

As a result of the Company's 2010 acquisition, NCR recorded $2 million related to identifiable intangible assets consisting primarily of proprietary technology and customer relationships, which have a weighted-average amortization period of 3.9 years. In connection with three business combinations in 2009, the Company recorded $16 million for identifiable intangible assets for intellectual property associated with software, customer contracts and trade names, which have a weighted-average amortization period of 3.8 years.

The operating results of the businesses acquired in 2010 and 2009 have been included within NCR’s results as of the respective closing dates of the acquisitions. The pro forma disclosures for these acquisitions are not being provided because the impact of the acquisitions, both individually and in the aggregate, are not considered material to the periods in which they occurred. The purchase prices of these businesses, reported in other investing activities in the Consolidated Statements of Cash Flows, have been allocated based on the estimated fair value of net tangible and intangible assets acquired, with any excess recorded as goodwill.